LICENSES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure Licenses Abstract
Number of common shares issued for licenses					888,000
Amount of common shares issued for licenses				$ 3,756,360
Amortization licenses cost	$ 250,581	$ (213,015)	$ (444,519)
Currency translation adjustment		$ 213,015	$ 444,519	$ 1,367,318